Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable
Schedule of accounts receivable

	December 31,
	2024	2023

	(in US$’000)
Accounts receivable—third parties	155,155	115,169
Accounts receivable—related parties (Note 23(ii))	452	1,896
Allowance for credit losses	(70)	(171)
Accounts receivable, net	155,537	116,894

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	138,695	96,057
Between 3 months to 6 months	9,914	11,507
Between 6 months to 1 year	5,418	6,439
Later than 1 year	1,128	1,166
Accounts receivable—third parties	155,155	115,169

Schedule of movements on the allowance for credit losses

	2024	2023	2022

	(in US$’000)
As at January 1	171	60	20
Increase in allowance for credit losses	70	141	150
Decrease in allowance due to subsequent collection	(168)	(16)	(107)
Exchange difference	(3)	(7)	(3)
Divestment of subsidiaries	—	(7)	—
As at December 31	70	171	60